Condensed Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash	$ 3,445	$ 33,453
Accounts receivable	6,674	0
Prepaid expenses and other current assets	3	0
Total current assets	13	33,453
Fixed assets, net	3,903	5,921
Deposits	6,000	6,000
Operating lease right-of-use asset	78,937	0
Total other assets	88,840	11,921
Total assets	102,459	45,374
Current liabilities:
Accounts payable	822,038	601,631
Accrued interest	77,741	37,804
Accrued expenses	163,640	163,640
Notes payable (net of debt discount of $24,525 and $15,608, respectively)	927,483	982,626
Common stock to be issued	125,160	41,197
Loans from officer	10,309	10,309
Current portion of operating lease liability	11,859	0
Total current liabilities	2,138,230	1,837,207
Operating lease liability, net of current portion	67,369	0
Total long-term liabilities	67,369	0
Total liabilities	2,205,599	1,837,207
Commitments and contingencies (see Note 11)
Stockholders’ deficit
Preferred stock, value	0	0
Common stock, $0.001 par value, 500,000,000 and 125,000,000 shares authorized as of September 30, 2024 and December 31, 2023, respectively; and 97,380,590 and 89,101,468 shares issued and outstanding as of September 30, 2024, and December 31, 2023, respectively	97,381	89,102
Additional paid-in capital	8,390,869	7,289,183
Accumulated deficit	(10,598,590)	(9,177,318)
Total stockholders' deficit	(2,103,140)	(1,791,833)
Total liabilities and stockholders' deficit	102,459	45,374
Series A Convertible Preferred Stock [Member]
Stockholders’ deficit
Preferred stock, value	4,200	4,200
Series B Preferred Stock [Member]
Stockholders’ deficit
Preferred stock, value	$ 3,000	$ 3,000